RELATED PARTY TRANSACTIONS - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Compas
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	£ 137	£ 132